EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Disclosure of classes of share capital
The following table provides a continuity of GP Units and LP Units outstanding for the years ended December 31, 2022 and 2021:

	GP Units		LP Units		Total
UNITS	2022	2021	2022	2021	2022	2021
Authorized and issued
Opening balance	4	4	77,085,493	79,031,984	77,085,497	79,031,988
Repurchased and canceled	—	—	(2,525,490)	(1,946,491)	(2,525,490)	(1,946,491)
Conversion from BBUC exchangeable shares	—	—	52,500	—	52,500	—
On issue at December 31	4	4	74,612,503	77,085,493	74,612,507	77,085,497

	Redemption-Exchange Units held by Brookfield
UNITS	2022	2021
Authorized and issued
Opening balance	69,705,497	69,705,497
On issue at December 31	69,705,497	69,705,497

SHARES	BBUC exchangeable shares
Balance as at January 1, 2022	—
Special distribution	73,088,510
Converted to class C shares	(80,425)
Converted to LP Units	(52,500)
Balance as at December 31, 2022	72,955,585

	Special Limited Partner Units held by Brookfield
UNITS	2022	2021
Authorized and issued
Opening balance	4	4
On issue at December 31	4	4

	Preferred securities held by Brookfield
($US MILLIONS)	2022	2021
Opening balance	$15	$15
Subscriptions during the year	1,475	—
Balance as at December 31, 2022	$1,490	$15